SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.                               SUBSEQUENT EVENTS

On December 31, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”)with ChinaEdu Holdings Limited (“Holdings”) and ChinaEdu Merger Sub Limited (“Merger Sub”) pursuant to which Merger Sub will be merged with and into the Company (the “Merger”) and cease to exist, with the Company continuing as the surviving corporation and becoming a wholly-owned subsidiary of Holdings.

The Merger Agreement was approved and authorized by the requisite vote of the Company’s shareholders on the extraordinary general meeting held on April 18, 2014 and the Merger was declared effective on April 23, 2013. Each ordinary share of the Company, par value $0.01 per share (“Share”) issued and outstanding immediately prior to the effective time of the Merger was cancelled and cease to exist and was converted into and exchanged for the right to receive $2.33 and each of the Company’s ADS, each representing three Shares, was cancelled in exchange for the right to receive $7.00, in each case, in cash, without interest and net of any applicable withholding taxes. The total cash consideration to close the Merger was $30.7 million. On April 23, 2014, Holdings drew down the full amount of USD30.0 million to pay out the above merger considerations from the facility agreement that it entered into with China Merchants Bank Co., Ltd., Hong Kong Branch. The remainder $0.7 million of the merger consideration was funded by the Company’s own cash.

On April 23, 2014, the effective time of the Merger, each option to purchase Shares (each, a “Company Option”) granted pursuant to the Company Plan that was then outstanding and unexercised, whether or not vested, were cancelled and converted into and exchanged for an option to acquire one fully paid and non-assessable ordinary share, par value $0.001 per share, of Holdings (each, a “Holdings Option”). Each Holdings Option has an exercise or purchase price equal to the exercise or purchase price of the corresponding Company Option. Each Holdings Option retains the same grant date, the same vesting or exercise schedule, the same term and expiration date and substantially the same other material terms and conditions as each Company Option.

On April 23, 2014, each restricted stock unit granted pursuant to the Company Plan (each, a “Company RSU “) was cancelled and converted into and exchanged for a restricted stock unit of Holdings (each, a “Holdings RSU”). Each Holdings RSU is subject to the same terms and conditions as each Company RSU.